UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Alabama — 0.7%
Alabama State 21st Century Authority Tobacco Settlement, RB, Series A, 5.00%, 6/01/20	$1,000	$1,171,940
Courtland IDB Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	1,165	1,216,411

		2,388,351

Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 1/01/21	3,200	3,881,344
Series C, 5.00%, 1/01/21	2,500	3,032,300

		6,913,644

Arizona — 3.3%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A:
5.00%, 7/01/20	1,300	1,574,534
5.00%, 7/01/21	5,585	6,774,996
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,700,325
5.25%, 12/01/20	1,000	1,161,630

		11,211,485

California — 20.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	815	976,044
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	10,000	12,406,500
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.00%, 8/15/22	5,000	5,603,150
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB (a):
5.96%, 1/15/21	12,500	7,835,625
5.98%, 1/15/22	10,000	5,899,000
Golden State Tobacco Securitization Corp. California, RB (b):
ARS, Asset-Backed, Series A-3, 7.88%, 6/01/13	975	999,824
Series 2003-A-1, 6.63%, 6/01/13	1,500	1,532,130
Series 2003-A-1, 6.75%, 6/01/13	11,010	11,250,458
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp. (Los Angeles International Airport):
5.00%, 1/01/19	540	630,947
5.00%, 1/01/20	550	649,847
	Par (000)	Value
Municipal Bonds

California (concluded)
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	$3,750	$4,542,375
Riverside County Asset Leasing Corp. California, RB, Riverside County Hospital Project (NPFGC), 5.03%, 6/01/25 (a)	6,865	3,719,182
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (c)	4,000	4,145,320
State of California, GO, Various Purpose, 5.00%, 11/01/22	7,050	7,285,259
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	1,000	1,283,840

		68,759,501

Colorado — 1.3%
Colorado Health Facilities Authority, RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	604,611
4.00%, 12/01/20	580	630,849
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 3.60%, 9/01/22 (a)	4,500	3,196,800

		4,432,260

District of Columbia — 1.6%
Metropolitan Washington Airports Authority, Refunding RB, Series C-2, AMT (AGM), 5.00%, 10/01/24	5,000	5,295,400

Florida — 7.8%
Broward County Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 4.00%, 10/01/19	1,750	1,954,872
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,450,100
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/22	5,160	6,078,841
Miami-Dade County Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,630,819
Florida State Board of Education, GO, Refunding, Series B, 5.00%, 6/01/20	5,000	6,217,950
Habitat Community Development District, Special Assessment Bonds, 5.80%, 5/01/25	1,820	1,884,210
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	2,005	2,183,305
Pine Island Community Development District, RB, 5.30%, 11/01/10 (d)(e)	250	100,107
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13	3,530	2,982,073

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Florida (concluded)
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/13 (b)	$1,920	$1,959,994

		26,442,271

Georgia — 2.3%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement - Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915	7,736,156

Guam — 0.4%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/20	1,190	1,399,976

Hawaii — 0.9%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living - Kahala Nui:
5.00%, 11/15/19	1,275	1,414,651
5.00%, 11/15/20	1,440	1,598,299

		3,012,950

Illinois — 13.7%
City of Chicago Illinois, O'Hare International Airport, GARB, Third Lien, Series A (AMBAC):
5.00%, 1/01/21	5,000	5,496,000
5.00%, 1/01/22	7,000	7,743,120
Illinois Finance Authority, RB, Northwestern University, 5.00%, 12/01/21	4,800	4,979,376
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 1/01/19	2,250	2,470,297
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding (AGM), 5.25%, 12/01/20	1,000	1,267,020
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 2.98%, 6/15/22 (a)	13,455	10,193,508
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	10,000	11,908,600
State of Illinois, RB, Build Illinois, Series B, 5.00%, 6/15/20	2,000	2,411,160

		46,469,081

Indiana — 4.2%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,765	2,315,362
Indiana Municipal Power Agency, Series A, 5.00%, 1/01/21	600	730,194
	Par (000)	Value
Municipal Bonds

Indiana (concluded)
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	$10,000	$11,200,800

		14,246,356

Kansas — 2.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.25%, 11/15/20	2,500	3,014,725
Wyandotte County-Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 4.57%, 12/01/20 (a)	6,440	4,521,588

		7,536,313

Kentucky — 1.8%
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	2,000	2,093,480
Louisville & Jefferson County, RB, Metro Government Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,335,045
5.00%, 12/01/20	1,430	1,737,850

		6,166,375

Louisiana — 0.6%
Parish of DeSoto Louisiana, RB, Series A, AMT, 5.85%, 11/01/27	2,000	2,062,600

Maryland — 4.8%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,250	1,454,912
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21	1,335	1,534,102
University of Maryland Medical System, 5.00%, 7/01/19	670	783,210
Maryland State and Local Facilities Loan, GO, Series B, 5.00%, 3/15/20	10,000	12,530,600

		16,302,824

Massachusetts — 1.4%
Massachusetts Development Finance Agency, RB, Waste Management, Inc. Project, AMT, 5.45%, 6/01/14	4,500	4,770,990
Massachusetts State Water Pollution Abatement, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	140	140,645

		4,911,635

Michigan — 2.5%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	1,720	1,956,672

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2013	2

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Michigan (concluded)
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 7/01/20	$1,000	$1,107,270
Michigan State Building Authority, RB, Refunding Facilities Program, Series A:
4.00%, 10/15/20	1,205	1,365,241
5.00%, 10/15/20	325	391,466
State of Michigan, Refunding RB:
5.00%, 11/01/20	1,000	1,211,920
5.00%, 11/01/21	2,000	2,397,980

		8,430,549

Minnesota — 6.0%
Minnesota Higher Education Facilities Authority, RB, University of St. Thomas, Series 5-Y, 5.00%, 10/01/24	1,250	1,335,887
Minnesota State Trunk Highway, GO, Series B, 5.00%, 10/01/20	15,000	18,949,650

		20,285,537

Missouri — 3.4%
Missouri Development Finance Board, RB, Branson Landing Project, Series A, 5.50%, 6/01/14 (b)	5,000	5,341,000
Missouri State Health & Educational Facilities Authority, Refunding RB, BJC Health System, Series A, 5.00%, 5/15/20	5,500	6,028,495

		11,369,495

Multi-State — 5.8%
Centerline Equity Issuer Trust (c)(f):
5.75%, 5/15/15	1,000	1,087,420
6.00%, 5/15/15	4,000	4,369,360
6.00%, 5/15/19	2,500	2,971,575
6.30%, 5/15/19	2,500	3,009,800
MuniMae TE Bond Subsidiary LLC (c)(f)(g):
5.40%	5,000	3,349,750
5.80%	5,000	3,549,750
Series D, 5.90%	2,000	1,199,900

		19,537,555

Nebraska — 1.2%
Central Plains Energy Project No. 3, RB, Gas Project, 5.00%, 9/01/20	3,500	4,028,990

Nevada — 3.1%
City of Henderson Nevada, Special Assessment Bonds, District No. T-18, 5.15%, 9/01/21	1,755	1,090,960
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/20	5,000	5,528,850
	Par (000)	Value
Municipal Bonds

Nevada (concluded)
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 8/01/20	$1,530	$1,665,084
County of Clark Nevada Airport System Revenue, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 7/01/19	1,000	1,188,080
5.00%, 7/01/20	1,000	1,194,020

		10,666,994

New Hampshire — 2.6%
New Hampshire Business Finance Authority, Refunding RB, Public Service Co. of New Hampshire Project, Series B, AMT (NPFGC), 4.75%, 5/01/21	4,350	4,506,644
New Hampshire Health & Education Facilities Authority, Refunding RB, Elliot Hospital, Series B, 5.60%, 10/01/22	3,935	4,215,290

		8,721,934

New Jersey — 5.2%
Middlesex County Improvement Authority, RB, George Street Student Housing Project, Series A, 5.00%, 8/15/23	1,000	1,023,850
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 9.00%, 6/01/33 (h)	1,500	1,539,555
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/20	2,500	2,926,050
First Mortgage, Winchester, Series A, 4.80%, 11/01/13	265	268,124
School Facilities, Series GG, 5.00%, 9/01/22	2,000	2,381,580
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18	2,500	3,028,200
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	2,110	2,332,964
Capital Health System Obligation Group, Series A, 5.75%, 7/01/13 (b)	4,000	4,091,560

		17,591,883

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New York — 8.0%
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT (d)(e)(h):
7.63%, 8/01/25	$3,885	$4,467,284
7.75%, 8/01/31	5,000	5,749,500
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	8,500	8,960,870
New York State Thruway Authority, RB, General Revenue, Series I, 5.00%, 1/01/20	875	1,062,661
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	1,525	1,754,833
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/20	5,000	5,083,800

		27,078,948

North Carolina — 2.3%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/21	1,550	1,824,319
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	5,000	6,065,100

		7,889,419

Ohio — 3.9%
Cuyahoga County, RB, Cleveland Clinic Health System, Series A (b):
6.00%, 7/01/13	1,530	1,566,613
6.00%, 7/01/13	1,470	1,505,177
6.00%, 7/01/13	5,100	5,222,043
6.00%, 7/01/13	4,900	5,017,257

		13,311,090

Oklahoma — 1.1%
Canadian County Educational Facilities Authority, RB, Mustang Public Schools Project, 4.50%, 9/01/20	1,500	1,720,545
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A:
2.00%, 4/01/13	225	224,913
2.25%, 4/01/14	225	224,379
2.50%, 4/01/15	225	223,913
Tulsa County Industrial Authority Education Facilities, RB, Broken Arrow Public School, 4.00%, 9/01/22	1,100	1,216,391

		3,610,141

	Par (000)	Value
Municipal Bonds

Pennsylvania — 5.5%
Lancaster County Hospital Authority, RB, General Hospital Project, 5.75%, 9/15/13 (b)	$7,500	$7,755,900
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project Series A, AMT, 4.00%, 11/01/20	2,175	2,375,122
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services:
4.00%, 10/01/19	1,165	1,247,249
4.00%, 10/01/20	1,210	1,287,162
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/20	1,575	1,881,101
Pennsylvania IDA, Refunding RB, 5.00%, 7/01/20	1,500	1,806,435
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,158,890
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 7/15/20	995	1,180,786

		18,692,645

Puerto Rico — 3.1%
Puerto Rico Electric Power Authority, RB, Series NN, 5.13%, 7/01/13 (b)	9,000	9,182,610
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax Revenue, Series C, 5.00%, 8/01/22	1,100	1,310,892

		10,493,502

South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	2,000	2,420,820

Texas — 12.6%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/19	800	938,792
5.75%, 1/01/20	1,140	1,352,473
City of Dallas Texas, Refunding RB (AGC), 5.00%, 8/15/21	2,500	2,898,550
City of Frisco Texas, GO, Refunding, 3.00%, 2/15/20	2,250	2,462,355
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/20	250	302,220
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	4,130,151
Lower Colorado River Authority, 5.00%, 5/15/20	5,000	6,060,850

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2013	4

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Texas (concluded)
North Texas Tollway Authority, Refunding RB, Series C:
5.25%, 1/01/20	$1,000	$1,178,650
5.38%, 1/01/21	5,000	5,870,050
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/20	5,000	5,704,650
Texas State Turnpike Authority, RB, CAB, First Tier, Series A (AMBAC) (a):
2.83%, 8/15/21	7,990	6,288,050
3.57%, 8/15/24	8,450	5,617,983

		42,804,774

US Virgin Islands — 0.3%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/17	1,000	1,057,220

Virginia — 5.2%
Charles City County EDA, RB, Waste Management, Inc. Project, Mandatory Put Bonds, AMT, 5.13%, 8/01/27 (h)	10,000	10,562,600
Hanover County Economic Development Authority, Refunding RB, Covenant Woods, Series A, 3.00%, 7/01/15	465	472,054
Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,502,840
Roanoke EDA, RB, Carilion Clinic Obligation Group, 5.00%, 7/01/20	1,500	1,779,165
Russell County IDA, Refunding RB, Appalachian Power, Series K, 4.63%, 11/01/21	2,000	2,200,200

		17,516,859

Washington — 1.5%
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250	302,563
5.00%, 10/01/42 (h)	4,000	4,889,120

		5,191,683

Wisconsin — 2.7%
State of Wisconsin, Refunding RB, Series A, 5.25%, 5/01/20	1,000	1,207,650
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., 5.00%, 4/01/20	1,515	1,791,397
	Par (000)	Value
Municipal Bonds

Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB (concluded):
Wheaton Franciscan Services, Series A, 5.50%, 8/15/17	$2,880	$2,954,045
Wheaton Franciscan Services, Series A, 5.50%, 8/15/18	3,190	3,270,611

		9,223,703

Total Municipal Bonds – 146.0%		495,210,919

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)

Illinois — 1.7%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000	5,826,450

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 1.7%		5,826,450

Total Long-Term Investments (Cost – $471,068,616) – 147.7%		501,037,369

	Shares
Short-Term Securities

FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	341,155	341,155

Total Short-Term Securities (Cost – $341,155) – 0.1%		341,155

Total Investments (Cost - $471,409,771*) – 147.8%		501,378,524
Other Assets Less Liabilities – 0.8%		2,897,631
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.1)%		(3,751,796)
AMPS, at Redemption Value – (47.5)%		(161,250,000)

Net Assets Applicable to Common Shares – 100.0%		$339,274,359

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$467,125,600
	Gross unrealized appreciation	$36,721,526
	Gross unrealized depreciation	(6,218,602)

	Net unrealized appreciation	$30,502,924
BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Non-income producing security.
(f)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income

FFI Institutional Tax-Exempt Fund	3,696,013	(3,354,858)	341,155	$1,114

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
ARS	Auction Rate Securities
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2013	6

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$501,037,369	—	$501,037,369
Short-Term Securities	$341,155	—	—	341,155
Total	$341,155	$501,037,369	—	$501,378,524

1See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$169,500	—	—	$169,500
Liabilities:
TOB trust certificates	—	$(3,750,000)	—	(3,750,000)
Total	$169,500	$(3,750,000)	—	$(3,580,500)

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2013	7

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 26, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: March 26, 2013